Segmented Information - Schedule of Aggregates External Revenues by Customer (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer [Line Items]
Revenue from external customers	$ 30,837	$ 28,748	$ 23,465
General Motors [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	5,704	6,202	4,731
Fiat or Chrysler Group [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	4,637	3,864	3,102
BMW [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	4,100	4,191	3,090
Ford Motor Company [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	3,848	3,549	3,371
Volkswagen [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	3,835	3,187	2,567
Daimler AG [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	3,367	2,793	2,354
Other Customers [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	$ 5,346	$ 4,962	$ 4,250